INCOME TAXES (Details 2) - CNY (¥) ¥ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Deferred Tax Assets, Tax Credit Carryforwards	¥ 115,728	¥ 121,831
Year 2015 [Member]
Deferred Tax Assets, Tax Credit Carryforwards	0	10,278
Year 2016 [Member]
Deferred Tax Assets, Tax Credit Carryforwards	40,099	49,532
Year 2017 [Member]
Deferred Tax Assets, Tax Credit Carryforwards	21,254	21,254
Year 2018 [Member]
Deferred Tax Assets, Tax Credit Carryforwards	5,290	5,290
Year 2019 [Member]
Deferred Tax Assets, Tax Credit Carryforwards	24,931	35,477
Year 2020 [Member]
Deferred Tax Assets, Tax Credit Carryforwards	¥ 24,154	¥ 0